Finance Receivables - Held For Investment And Held For Sale Modified As TDR (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) account	Dec. 31, 2014 USD ($) account	Dec. 31, 2013 USD ($) account
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR net finance receivables | $	$ 10	$ 35	$ 70
Number of TDR accounts | account	1,414	718	1,283
Real Estate Loans Held for Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR net finance receivables | $	$ 1	$ 3
Number of TDR accounts | account	17	49
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR net finance receivables | $	$ 5	$ 1	$ 1
Number of TDR accounts | account	1,221	141	355
SpringCastle Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR net finance receivables | $	$ 2	$ 1	$ 0
Number of TDR accounts | account	147	53	0
Real Estate Loans Held for Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR net finance receivables | $	$ 3	$ 33	$ 69
Number of TDR accounts | account	46	524	928